Note 4 - Loans - Risk of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Loans originated in current year	$ 167,905
Loans originated before latest fiscal year	100,369
Loans originated two years before latest fiscal year	84,320
Loans originated three years before latest fiscal year	94,194
Loans originated four years before latest fiscal year	49,762
Loans originated five or more years before latest fiscal year	62,115
Loans originated, revolving loans	83,363
Gross loans	642,028		$ 585,591
Loans originated in current year	167,905
Loans originated two years before latest fiscal year	84,320
Unearned Origination Fees	(1,083)		(275)
Allowance for Loan Losses	(6,551)	[1]	(5,264)	[1]	$ (4,513)
Net LHFI	634,394		580,052
Pass [Member]
Gross loans			528,720
Special Mention [Member]
Gross loans			17,396
Substandard [Member]
Gross loans			39,470
Doubtful [Member]
Gross loans			0
Unlikely to be Collected Financing Receivable [Member]
Gross loans			5
Credit Card Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	3,377
Gross loans	3,377
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member]
Loans originated in current year	132,028
Loans originated before latest fiscal year	78,539
Loans originated two years before latest fiscal year	78,603
Loans originated three years before latest fiscal year	79,310
Loans originated four years before latest fiscal year	42,931
Loans originated five or more years before latest fiscal year	53,288
Loans originated, revolving loans	66,455
Gross loans	531,154		472,857
Loans originated in current year	132,028
Loans originated two years before latest fiscal year	78,603
Allowance for Loan Losses	(5,641)		(4,154)		(3,622)
Real Estate Portfolio Segment [Member] | Pass [Member]
Gross loans			421,609
Real Estate Portfolio Segment [Member] | Special Mention [Member]
Gross loans			12,487
Real Estate Portfolio Segment [Member] | Substandard [Member]
Gross loans			38,761
Real Estate Portfolio Segment [Member] | Doubtful [Member]
Gross loans			0
Real Estate Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Gross loans			0
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Loans originated in current year	23,439
Loans originated before latest fiscal year	4,123
Loans originated two years before latest fiscal year	1,852
Loans originated three years before latest fiscal year	13,160
Loans originated four years before latest fiscal year	860
Loans originated five or more years before latest fiscal year	226
Loans originated, revolving loans	23,282
Gross loans	66,942		52,731
Loans originated in current year	23,439
Loans originated two years before latest fiscal year	1,852
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Pass [Member]
Loans originated in current year	23,439
Loans originated before latest fiscal year	3,514
Loans originated two years before latest fiscal year	1,173
Loans originated three years before latest fiscal year	13,160
Loans originated four years before latest fiscal year	860
Loans originated five or more years before latest fiscal year	226
Loans originated, revolving loans	23,282
Gross loans	65,654		50,015
Loans originated in current year	23,439
Loans originated two years before latest fiscal year	1,173
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Special Mention [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	348
Loans originated two years before latest fiscal year	679
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	1,027		2,427
Loans originated in current year	0
Loans originated two years before latest fiscal year	679
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Substandard [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	261
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	261		289
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Doubtful [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Loans originated in current year	1,929
Loans originated before latest fiscal year	1,552
Loans originated two years before latest fiscal year	1,229
Loans originated three years before latest fiscal year	1,399
Loans originated four years before latest fiscal year	3,149
Loans originated five or more years before latest fiscal year	572
Loans originated, revolving loans	995
Gross loans	10,825		11,437
Loans originated in current year	1,929
Loans originated two years before latest fiscal year	1,229
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Pass [Member]
Loans originated in current year	1,929
Loans originated before latest fiscal year	1,520
Loans originated two years before latest fiscal year	1,143
Loans originated three years before latest fiscal year	1,395
Loans originated four years before latest fiscal year	3,003
Loans originated five or more years before latest fiscal year	492
Loans originated, revolving loans	995
Gross loans	10,477		10,832
Loans originated in current year	1,929
Loans originated two years before latest fiscal year	1,143
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Special Mention [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	80
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	129
Loans originated five or more years before latest fiscal year	37
Loans originated, revolving loans	0
Gross loans	246		269
Loans originated in current year	0
Loans originated two years before latest fiscal year	80
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Substandard [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	32
Loans originated two years before latest fiscal year	6
Loans originated three years before latest fiscal year	4
Loans originated four years before latest fiscal year	17
Loans originated five or more years before latest fiscal year	43
Loans originated, revolving loans	0
Gross loans	102		336
Loans originated in current year	0
Loans originated two years before latest fiscal year	6
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Doubtful [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member]
Loans originated in current year	15,127
Loans originated before latest fiscal year	19,198
Loans originated two years before latest fiscal year	11,672
Loans originated three years before latest fiscal year	11,714
Loans originated four years before latest fiscal year	9,809
Loans originated five or more years before latest fiscal year	7,238
Loans originated, revolving loans	20,403
Gross loans	95,161		92,148
Loans originated in current year	15,127
Loans originated two years before latest fiscal year	11,672
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Pass [Member]
Loans originated in current year	14,355
Loans originated before latest fiscal year	18,980
Loans originated two years before latest fiscal year	11,305
Loans originated three years before latest fiscal year	10,988
Loans originated four years before latest fiscal year	9,353
Loans originated five or more years before latest fiscal year	5,163
Loans originated, revolving loans	19,976
Gross loans	90,120		85,861
Loans originated in current year	14,355
Loans originated two years before latest fiscal year	11,305
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Special Mention [Member]
Loans originated in current year	497
Loans originated before latest fiscal year	184
Loans originated two years before latest fiscal year	93
Loans originated three years before latest fiscal year	464
Loans originated four years before latest fiscal year	296
Loans originated five or more years before latest fiscal year	157
Loans originated, revolving loans	76
Gross loans	1,767		1,816
Loans originated in current year	497
Loans originated two years before latest fiscal year	93
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Substandard [Member]
Loans originated in current year	275
Loans originated before latest fiscal year	34
Loans originated two years before latest fiscal year	274
Loans originated three years before latest fiscal year	262
Loans originated four years before latest fiscal year	79
Loans originated five or more years before latest fiscal year	1,918
Loans originated, revolving loans	351
Gross loans	3,193		4,471
Loans originated in current year	275
Loans originated two years before latest fiscal year	274
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Doubtful [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	81
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	81		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans originated in current year	91,533
Loans originated before latest fiscal year	53,666
Loans originated two years before latest fiscal year	63,850
Loans originated three years before latest fiscal year	53,037
Loans originated four years before latest fiscal year	29,113
Loans originated five or more years before latest fiscal year	45,252
Loans originated, revolving loans	21,775
Gross loans	358,226		316,541
Loans originated in current year	91,533
Loans originated two years before latest fiscal year	63,850
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Pass [Member]
Loans originated in current year	82,361
Loans originated before latest fiscal year	51,185
Loans originated two years before latest fiscal year	58,021
Loans originated three years before latest fiscal year	52,120
Loans originated four years before latest fiscal year	24,368
Loans originated five or more years before latest fiscal year	29,836
Loans originated, revolving loans	17,920
Gross loans	315,811		274,901
Loans originated in current year	82,361
Loans originated two years before latest fiscal year	58,021
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Loans originated in current year	9,172
Loans originated before latest fiscal year	2,414
Loans originated two years before latest fiscal year	2,193
Loans originated three years before latest fiscal year	917
Loans originated four years before latest fiscal year	4,481
Loans originated five or more years before latest fiscal year	288
Loans originated, revolving loans	3,855
Gross loans	23,320		7,975
Loans originated in current year	9,172
Loans originated two years before latest fiscal year	2,193
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Substandard [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	67
Loans originated two years before latest fiscal year	3,636
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	264
Loans originated five or more years before latest fiscal year	15,128
Loans originated, revolving loans	0
Gross loans	19,095		33,665
Loans originated in current year	0
Loans originated two years before latest fiscal year	3,636
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Doubtful [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member]
Loans originated in current year	28,168
Loans originated before latest fiscal year	18,722
Loans originated two years before latest fiscal year	4,498
Loans originated three years before latest fiscal year	14,298
Loans originated four years before latest fiscal year	5,992
Loans originated five or more years before latest fiscal year	8,642
Loans originated, revolving loans	13,164
Gross loans	93,484		97,004
Loans originated in current year	28,168
Loans originated two years before latest fiscal year	4,498
Allowance for Loan Losses	(536)		(713)		(645)
Commercial Portfolio Segment [Member] | Pass [Member]
Gross loans			91,507
Commercial Portfolio Segment [Member] | Special Mention [Member]
Gross loans			4,902
Commercial Portfolio Segment [Member] | Substandard [Member]
Gross loans			590
Commercial Portfolio Segment [Member] | Doubtful [Member]
Gross loans			0
Commercial Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Gross loans			5
Commercial Portfolio Segment [Member] | Farmland Loan [Member]
Gross loans	424		504
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Loans originated in current year	28,059
Loans originated before latest fiscal year	18,560
Loans originated two years before latest fiscal year	4,498
Loans originated three years before latest fiscal year	14,298
Loans originated four years before latest fiscal year	5,992
Loans originated five or more years before latest fiscal year	8,551
Loans originated, revolving loans	13,102
Gross loans	93,060		96,500
Loans originated in current year	28,059
Loans originated two years before latest fiscal year	4,498
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans originated in current year	28,036
Loans originated before latest fiscal year	18,428
Loans originated two years before latest fiscal year	4,415
Loans originated three years before latest fiscal year	14,052
Loans originated four years before latest fiscal year	5,988
Loans originated five or more years before latest fiscal year	7,390
Loans originated, revolving loans	10,136
Gross loans	88,445		91,016
Loans originated in current year	28,036
Loans originated two years before latest fiscal year	4,415
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Special Mention [Member]
Loans originated in current year	23
Loans originated before latest fiscal year	116
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	246
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	441
Loans originated, revolving loans	2,141
Gross loans	2,967		4,902
Loans originated in current year	23
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Substandard [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	16
Loans originated two years before latest fiscal year	83
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	4
Loans originated five or more years before latest fiscal year	720
Loans originated, revolving loans	825
Gross loans	1,648		577
Loans originated in current year	0
Loans originated two years before latest fiscal year	83
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Doubtful [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		5
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member
Loans originated in current year	109
Loans originated before latest fiscal year	162
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	91
Loans originated, revolving loans	62
Gross loans	424		504
Loans originated in current year	109
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member | Pass [Member]
Loans originated in current year	109
Loans originated before latest fiscal year	162
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	91
Loans originated, revolving loans	62
Gross loans	424		491
Loans originated in current year	109
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member | Special Mention [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member | Substandard [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		13
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member | Doubtful [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Consumer Portfolio Segment [Member]
Gross loans	17,390		15,730
Allowance for Loan Losses	(374)		(397)		$ (246)
Consumer Portfolio Segment [Member] | Pass [Member]
Gross loans			15,604
Consumer Portfolio Segment [Member] | Special Mention [Member]
Gross loans			7
Consumer Portfolio Segment [Member] | Substandard [Member]
Gross loans			119
Consumer Portfolio Segment [Member] | Doubtful [Member]
Gross loans			0
Consumer Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Gross loans			0
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Gross loans	3,377		2,738
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Pass [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	3,365
Gross loans	3,365		2,670
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Special Mention [Member]
Gross loans			0
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Substandard [Member]
Gross loans			68
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Doubtful [Member]
Gross loans			0
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	12
Gross loans	12		0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Gross loans	14,013		12,992
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Pass [Member]
Gross loans			12,934
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Special Mention [Member]
Gross loans			7
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Substandard [Member]
Gross loans			51
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Doubtful [Member]
Gross loans			0
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Gross loans			$ 0
Consumer Portfolio Segment [Member] | Other Consumer Loans 1 [Member]
Loans originated in current year	7,709
Loans originated before latest fiscal year	3,108
Loans originated two years before latest fiscal year	1,219
Loans originated three years before latest fiscal year	586
Loans originated four years before latest fiscal year	839
Loans originated five or more years before latest fiscal year	185
Loans originated, revolving loans	367
Gross loans	14,013
Loans originated in current year	7,709
Loans originated two years before latest fiscal year	1,219
Consumer Portfolio Segment [Member] | Other Consumer Loans 1 [Member] | Pass [Member]
Loans originated in current year	7,368
Loans originated before latest fiscal year	3,071
Loans originated two years before latest fiscal year	1,188
Loans originated three years before latest fiscal year	586
Loans originated four years before latest fiscal year	836
Loans originated five or more years before latest fiscal year	185
Loans originated, revolving loans	367
Gross loans	13,601
Loans originated in current year	7,368
Loans originated two years before latest fiscal year	1,188
Consumer Portfolio Segment [Member] | Other Consumer Loans 1 [Member] | Special Mention [Member]
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	3
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	5
Loans originated two years before latest fiscal year	0
Consumer Portfolio Segment [Member] | Other Consumer Loans 1 [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans originated in current year	2
Loans originated in current year	2
Consumer Portfolio Segment [Member] | Other Consumer Loans 1 [Member] | Substandard [Member]
Loans originated in current year	337
Loans originated before latest fiscal year	37
Loans originated two years before latest fiscal year	31
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	405
Loans originated in current year	337
Loans originated two years before latest fiscal year	31
Consumer Portfolio Segment [Member] | Other Consumer Loans 1 [Member] | Doubtful [Member]
Loans originated in current year	0
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	0
Loans originated in current year	0
Loans originated two years before latest fiscal year	0
Consumer Portfolio Segment [Member] | Other Consumer Loans 1 [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans originated in current year	2
Loans originated before latest fiscal year	0
Loans originated two years before latest fiscal year	0
Loans originated three years before latest fiscal year	0
Loans originated four years before latest fiscal year	0
Loans originated five or more years before latest fiscal year	0
Loans originated, revolving loans	0
Gross loans	2
Loans originated in current year	2
Loans originated two years before latest fiscal year	$ 0

[1]	Effective January 1, 2023, Citizens adopted FASB ASU 2016-13 using the modified restrospective approach. Therefore prior period balances are presented under legacy GAAP and may not be comparable to current period presentation.